Other Receivables - Summary of Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Trade and other receivables [abstract]
Prepayments		$ 6,395	$ 4,500
Deposits		7,476	9,115
Grant receivable			722
Others		4,120	3,794
Other receivables		17,991	18,131
Analysed as:
Current	$ 9,780	13,220	12,257
Non-current	$ 3,530	4,771	5,874
Other receivables		$ 17,991	$ 18,131